Certain relationships and related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of allowance for loan losses on the Promissory Notes	The activity in the allowance for loan losses on the Promissory Notes during the years ended December 31, 2021. and 2020, was as follows (in millions):

	2021	2020
Beginning balance	$30.0	$127.7
Provision for loan losses	—	19.4
Reversal of allowance	—	(117.1)

Net reversal of allowance for loan losses	—	(97.7)

Write offs	(30.0)	—

Ending balance	$—	$30.0

Summary of Related Party Transactions
The following table summarizes the Company’s transactions with related parties for each of the years ended December 31, 2021, and 2020 (in millions):

	2021	2020
Revenues (1)	$1.5	$0.2
Selling, general and administrative expenses (2)	1.0	0.3
Recovery of notes receivable from affiliate (3)	—	(97.7)
Interest income (4)	—	1.0
Other (expense) income, net (5)	(1.2)	4.2

Summary of Balances Arising from Transactions with Related Parties	As of December 31, 2021, and 2020, the Company had the following balances arising from transactions with related parties (in millions):

	2021	2020

Accounts receivable (1)	$0.1	$4.3
Due from affiliates (2)	—	117.1
Accounts payable (3)	0.6	0.4
Accrued expenses (4)	—	0.5
Due to affiliates (5)	—	22.7